Non-interest Bearing Liabilities (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Non-interest bearing liabilities [Table Text Block]
	December 31,	September 30,
	2014	2014
Senior Convertible Debentures	$221,220	$263,727
Derivative Financial Instruments	4,938,000	5,456,000
	$5,159,220	$5,719,727

	2014	2013
Senior Convertible Debentures	$263,727	$–
Derivative Financial Instruments	5,456,000	904,000
	$5,719,727	$904,000

Schedule Of Convertible Debt [Table Text Block]
	December 31,	September 30,
	2014	2014

Senior Convertible Debentures, non-interest
bearing ,unsecured, due March 18, 2044	6,044,877	7,446,044
Less: Debt Discount	(5,823,657)	(7,182,317)
Total carrying value	221,220	263,727
Less: current portion	-	-
Long term liability	$221,220	$263,727

	2014	2013

Senior Convertible Debentures, non–interest bearing, unsecured, due March 18, 2044	7,446,044	–
Less: Debt Discount	(7,182,317)	–
Total carrying value	263,727	–
Less: current portion	–	–
Long term liability	$263,727	$–

Company Issuance of Share Purchase Warrants [Table Text Block]
		Non-
	Purchasers	purchasers	Total
Series A Warrants	33,333,333	500,000	33,833,333
Series B Warrants	33,333,333	500,000	33,833,333
	66,666,666	1,000,000	67,666,666

		Non–
	Purchasers	purchasers	Total
Series A Warrants	33,333,333	500,000	33,833,333
Series B Warrants	33,333,333	500,000	33,833,333
	66,666,666	1,000,000	67,666,666

Fair Value of the Purchaser and Non-Purchaser Warrants at Issuance [Table Text Block]
Risk-free interest rate	1.56%
Expected life (years)	5.00
Expected volatility	97.16%
Dividend yields	0.00%

Risk-free interest rate	1.56%
Expected life (years)	5.00
Expected volatility	97.16%
Dividend yields	0.00%

Embedded conversion options and warrants [Table Text Block]
	September 30,
	2014	2013

Warrants	$–	$904,000
Embedded conversion features	5,456,000	–
Derivative financial instruments	$5,456,000	$904,000

Schedule of Fair Value of Liabilities Activity [Table Text Block]
	December 31,	September 30,
	2014	2014

Balance, beginning of the period	$5,456,000	$904,000
Fair value at issuance	527,000	8,277,000
Change in fair value during the period	(2,000)	(2,956,000)
Transfer to equity upon modification of warrant terms	-	(221,000)
Transfer to equity upon exercise	(1,043,000)	(548,000)
Balance, end of the period	$4,938,000	$5,456,000

	September 30,
	2014	2013

Balance, beginning of the period	$904,000	$–
Fair value at issuance	8,277,000	919,000
Change in fair value during the period	(2,956,000)	(15,000)
Transfer to equity upon modification of warrant terms	(221,000)	–
Transfer to equity upon exercise	(548,000)	–
Balance, end of the period	$5,456,000	$904,000

Amendment Agreements [Member]
Fair Value of the Purchaser and Non-Purchaser Warrants at Issuance [Table Text Block]
Risk-free interest rate	3.13%
Expected life (years)	29.58
Expected volatility	100.71%
Dividend yields	0.00%

Risk-free interest rate	3.13%
Expected life (years)	29.58
Expected volatility	100.71%
Dividend yields	0.00%

Embedded conversion options and warrants [Member]
Fair Value of the Purchaser and Non-Purchaser Warrants at Issuance [Table Text Block]
	December 31,	September 30, 2014
	2014
Risk-free interest rate	2.59%	3.21%
Expected life (years)	25.77	29.48
Expected volatility	101.94%	100.07%
Stock price	$0.185	$0.184
Dividend yields	0.00%	0.00%

	2014	2013
Risk-free interest rate	3.21%	0.10%
Expected life (years)	29.48	1.25
Expected volatility	100.07%	77.51%
Stock price	$0.184	$0.65
Dividend yields	0.00%	0.00%